Notes to the Profit or Loss Statement - Summary Of Detailed Information About In Limited Unlimited Carry Forward Tax Losses (Detail) - Unlimited Carry Forward Of Tax Losses [member] € in Thousands	12 Months Ended
Dec. 31, 2021 EUR (€)
Disclosure of Limited And Unlimited Carry Forward of Tax Losses [Line Items]
Tax Losses from Prior Years	€ 0
Tax Losses from Constellation	563,697
Tax Losses from Current Year	138,257
Foreign Currency Translation	22,795
Reclassification to Temporary Differences	724,749
Expiry / Deconsolidation	186,945
Utilization Of Tax Losses	(7,817)
Total Tax Losses as of December 31, 2020	€ 179,128